Basis of Presentation and Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net Income (Loss)	$ 53,814	$ (1,103,174)	$ (1,076,100)	$ (1,678,290)	$ (1,049,360)	$ (2,754,390)	$ (8,475,313)	$ (10,323,992)
Numerator for basic and diluted EPS - income (loss) available to common Shareholders	$ 53,814		$ (1,076,100)		$ (1,049,360)	$ (2,754,390)
Denominator for basic EPS - Weighted average shares	27,589,088		9,182,470		27,067,792	9,182,470
Dilutive Effect of Warrants and Options	$ 6,620,130
Denominator for diluted EPS - adjusted Weighted average shares and assumed Conversions	34,209,218		9,182,470		27,067,792	9,182,470
Basic and Diluted income (loss) per common share							$ (0.89)	$ (1.15)